Cash and Cash equivalents (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash and cash equivalents
Cash and cash equivalents	R 15,877	R 17,128
Bank overdraft	(58)	(89)
Total cash and cash equivalents	15,819	17,039	R 29,323	R 52,180
For rehabilitation
Cash and cash equivalents
Cash restricted for use	432	408
Other trusts
Cash and cash equivalents
Cash restricted for use	288	170
In respect of joint operations | Power plant
Cash and cash equivalents
Cash restricted for use	322	542
In respect of joint operations | High-density polyethylene plant
Cash and cash equivalents
Cash restricted for use	35	38
In respect of joint operations | Exploration and other ventures
Cash and cash equivalents
Cash restricted for use	227	389
Other
Cash and cash equivalents
Cash restricted for use	1,176	433
Rand
Cash and cash equivalents
Total cash and cash equivalents	4,179	3,982
Euro
Cash and cash equivalents
Total cash and cash equivalents	2,080	2,855
US Dollar
Cash and cash equivalents
Total cash and cash equivalents	7,992	9,040
Other currencies
Cash and cash equivalents
Total cash and cash equivalents	R 1,568	R 1,162